Income Taxes (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Income Taxes [Abstract]
Income tax expense effective rates		33.00%	35.60%	37.00%
Valuation allowance		$ 2,060	$ 280
Reduction in income tax expense		20
Accrued penalties and interest		20	17	763
Net reversal of penalties and interest expense due to the lapse of statute of limitations			463
Estimated penalties and interest		2		87
Unrecognized Tax Benefits, Reductions Resulting from Lapse of Applicable Statute of Limitations	$ 10		$ (2,567)	$ (461)